Income Taxes - Schedule of income before income tax, domestic and foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ (9,734)	$ (5,243)
Foreign	(23,426)	(14,288)
Loss from continuing operations before income taxes	$ (33,160)	$ (19,531)